Property, Plant and Equipment - Lease Liabilities (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Expense relating to short-term leases	¥ 5,772
Expense relating to leases of low-value assets that are not short-term leases expenses	1,560
Expense relating to variable lease payments	8,172
Total expenses not included in lease liabilities	15,504
Cash outflow for leases	¥ 41,834